UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

ERShares Global Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 94.4%

	Apparel & Textile Products — 1.4%
23,243	Gildan Activewear, Inc. [1]	$825,126

	Asset Management — 3.2%
2,114	BlackRock, Inc.	942,083
1,275	Partners Group Holding A.G. [1]	978,254
		1,920,337
	Banking — 1.5%
9,338	First Republic Bank	902,985

	Biotechnology & Pharmaceutical — 9.2%
7,127	Ascendis Pharma A/S ADR *,1	686,473
5,016	Genmab A/S *,[1]	1,018,211
6,795	Jazz Pharmaceuticals PLC *	870,711
2,952	Regeneron Pharmaceuticals, Inc. *	818,885
960,882	Sino Biopharmaceutical Ltd. [1]	1,221,070
10,757	United Therapeutics Corp. *	857,871
		5,473,221
	Chemicals — 1.4%
1,763,187	Fufeng Group Ltd. *,[1]	807,615

	Commercial Services — 3.3%
3,871	Cintas Corp.	1,037,815
85,604	Clipper Logistics PLC [1]	224,193
37,200	JAC Recruitment Co., Ltd. [1]	711,488
		1,973,496
	Consumer Products — 1.5%
29,295	Fevertree Drinks PLC [1]	872,763

	Containers & Packaging — 1.5%
1,098,406	Nine Dragons Paper Holdings Ltd. [1]	924,950

	Electrical Equipment — 3.0%
19,718	Cognex Corp. [2]	968,745
17,910	Renishaw PLC [1]	806,864
		1,775,609
	Engineering & Construction Services — 1.3%
55,103	HomeServe PLC [1]	803,543

	Health Care Facilities & Services — 1.8%
7,178	Universal Health Services, Inc. - Class B	1,067,727

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Institutional Financial Services — 3.4%
11,182	Intercontinental Exchange, Inc.	$1,031,763
16,504	SEI Investments Co.	977,945
		2,009,708
	Insurance — 3.6%
20,173	Athene Holding Ltd. - Class A *	848,476
6,106	Berkshire Hathaway, Inc. - Class B *	1,270,170
		2,118,646
	Iron & Steel — 1.6%
32,699	Steel Dynamics, Inc.	974,430

	Leisure Products — 1.4%
27,533	Spin Master Corp. *,[1,3]	841,223

	Media — 13.4%
1,235	Alphabet, Inc. - Class A *	1,508,108
8,420	Facebook, Inc. - Class A *	1,499,434
51,173	GMO internet, Inc. [1]	878,401
3,155	Netflix, Inc. *	844,341
59,959	SEEK Ltd. [1]	868,871
2,840	Shopify, Inc. *,[1,2]	885,114
6,020	Spotify Technology S.A. *	686,280
4,454	VeriSign, Inc. *	840,158
		8,010,707
	Oil, Gas & Coal — 4.4%
23,424	Continental Resources, Inc. *	721,225
50,762	Geopark Ltd. *,[1]	934,528
45,745	Kinder Morgan, Inc.	942,805
		2,598,558
	Real Estate — 3.3%
12,828	Colliers International Group, Inc. [1]	962,742
11,892	Prologis, Inc. - REIT	1,013,436
		1,976,178
	Retail - Consumer Staples — 3.1%
28,356	Alimentation Couche-Tard, Inc. - Class B [1]	874,216
17,723	Walgreens Boots Alliance, Inc.	980,259
		1,854,475
	Retail - Discretionary — 5.8%
1,068	Amazon.com, Inc. *	1,853,952

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Retail - Discretionary (Continued)
64,142	Aritzia, Inc. *,[1]	$812,849
79,016	Rakuten, Inc. [1]	778,285
		3,445,086
	Semiconductors — 3.6%
10,766	Microchip Technology, Inc. [2]	1,000,269
6,719	NVIDIA Corp.	1,169,576
		2,169,845
	Software — 10.7%
7,931	Check Point Software Technologies Ltd. *,[1]	868,445
1,017	Constellation Software, Inc. [1]	1,015,657
3,262	NetEase, Inc. - ADR [1]	868,279
6,803	salesforce.com, Inc. *	1,009,837
7,286	Synopsys, Inc. *	1,000,004
164,652	Technology One Ltd. [1]	797,922
5,457	Veeva Systems, Inc. - Class A *	833,229
		6,393,373
	Specialty Finance — 5.2%
108,039	Financial Products Group Co., Ltd. [1]	1,079,141
3,331	FleetCor Technologies, Inc. *	955,264
115,598	Plus500 Ltd. [1]	1,084,771
		3,119,176
	Technology Services — 1.7%
4,542	Teleperformance 1	984,636

	Telecommunications — 2.7%
21,460	SoftBank Group Corp. [1]	841,530
54,189	Vision, Inc. *,[1]	782,827
		1,624,357
	Transportation & Logistics — 1.4%
5,628	FedEx Corp.	819,268
	TOTAL COMMON STOCKS
	(Cost $50,039,217)	56,287,038

	SHORT-TERM INVESTMENTS — 8.3%
59,832	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.150%[4,5]	59,832
4,862,201	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.160%[4,5]	4,862,201

ERShares Global Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS (Continued)
39,516	Invesco Government & Agency Portfolio - Institutional Class, 2.022%[4,5]	$39,516
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,961,549)	4,961,549
	TOTAL INVESTMENTS — 102.7%
	(Cost $55,000,766)	61,248,587
	Liabilities in Excess of Other Assets — (2.7)%	(1,617,362)
	TOTAL NET ASSETS — 100.0%	$59,631,225

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,586,669.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $841,223 which represents 1.4% of Net Assets.

[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,591,501.
[5]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

ERShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019 (Unaudited)

Country of Risk	Percent of Net Assets
United States	58.9%
Canada	10.5%
Japan	8.5%
United Kingdom	4.6%
Hong Kong	3.5%
Israel	3.3%
Denmark	2.9%
China	2.8%
Australia	2.8%
France	1.7%
Switzerland	1.6%
Colombia	1.6%
102.7%

The accompanying notes are an integral part of these Schedule of Investments

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.1%

	Asset Management — 1.3%
37,099	Cohen & Steers, Inc.	$2,037,848

	Banking — 3.9%
106,499	Live Oak Bancshares, Inc.	1,927,632
35,450	Pinnacle Financial Partners, Inc.	2,011,787
38,895	Preferred Bank	2,037,320
		5,976,739
	Biotechnology & Pharmaceutical — 18.1%
75,418	Allogene Therapeutics, Inc. *,[1]	2,055,518
179,868	Catalyst Pharmaceuticals, Inc. *	955,099
162,544	Corcept Therapeutics, Inc. *,[1]	2,297,559
33,725	Eagle Pharmaceuticals, Inc. *	1,907,823
48,155	Global Blood Therapeutics, Inc. *,[1]	2,336,481
19,989	Guardant Health, Inc. *	1,275,898
27,816	Ionis Pharmaceuticals, Inc. *	1,666,457
122,273	Kura Oncology, Inc. *	1,854,881
20,593	Madrigal Pharmaceuticals, Inc. *,[1]	1,775,528
18,549	Neurocrine Biosciences, Inc. *	1,671,450
105,815	Omeros Corp. *,[1]	1,727,959
174,641	Puma Biotechnology, Inc. *,[1]	1,880,010
75,765	Supernus Pharmaceuticals, Inc. *	2,082,022
44,133	Ultragenyx Pharmaceutical, Inc. *	1,888,010
24,602	United Therapeutics Corp. *	1,962,010
		27,336,705
	Commercial Services — 2.8%
14,765	Avalara, Inc. *	993,537
25,283	Insperity, Inc.	2,493,409
12,313	National Research Corp.	711,076
		4,198,022
	Consumer Products — 4.3%
30,743	Inter Parfums, Inc. [1]	2,151,088
11,965	J&J Snack Foods Corp.	2,297,280
46,642	National Beverage Corp. [1]	2,069,039
		6,517,407
	Engineering & Construction Services — 0.3%
32,622	Construction Partners, Inc. - Class A *	508,251

	Gaming, Lodging & Restaurants — 3.1%
55,615	Cheesecake Factory, Inc. [1]	2,318,033

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Gaming, Lodging & Restaurants (Continued)
46,776	Texas Roadhouse, Inc.	$2,456,676
		4,774,709
	Hardware — 3.2%
42,138	Nutanix, Inc. - Class A *	1,106,122
97,374	Super Micro Computer, Inc. *	1,869,581
64,090	Vicor Corp. *	1,891,937
		4,867,640
	Health Care Facilities & Services — 1.5%
26,835	Medpace Holdings, Inc. *	2,255,213

	Home & Office Products — 1.3%
28,090	Meritage Homes Corp. *,[1]	1,976,132

	Institutional Financial Services — 1.3%
61,370	Moelis & Co. - Class A	2,016,004

	Insurance — 1.3%
77,087	Trupanion, Inc. *,[1]	1,959,552

	Iron & Steel — 1.4%
69,467	Steel Dynamics, Inc.	2,070,117

	Media — 8.9%
68,973	Cargurus, Inc. *,[1]	2,134,715
287,223	Entravision Communications Corp. - Class A	913,369
70,888	HealthStream, Inc. *	1,835,290
12,357	Roku, Inc. *,[1]	1,257,448
55,302	Shutterstock, Inc. *,[1]	1,997,508
7,354	Trade Desk, Inc. - Class A *,[1]	1,379,243
24,524	World Wrestling Entertainment, Inc. - Class A [1]	1,744,883
65,871	Yelp, Inc. *	2,289,017
		13,551,473
	Medical Equipment & Devices — 6.3%
28,570	Genomic Health, Inc. *	1,937,617
58,758	LeMaitre Vascular, Inc. [1]	2,008,348
13,455	Masimo Corp. *,[1]	2,001,969
61,121	Merit Medical Systems, Inc. *	1,861,746
12,799	Penumbra, Inc. *,[1]	1,721,338
		9,531,018

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Metals & Mining — 0.7%
18,923	Encore Wire Corp.	$1,064,986

	Oil, Gas & Coal — 2.6%
119,256	Matador Resources Co. *,[1]	1,971,302
434,027	W&T Offshore, Inc. *	1,896,698
		3,868,000
	Real Estate — 2.7%
126,392	GEO Group, Inc. - REIT	2,191,637
95,849	Medical Properties Trust, Inc. - REIT	1,874,807
		4,066,444
	Renewable Energy — 2.8%
123,068	Ameresco, Inc. - Class A *,[1]	1,977,703
139,069	Sunrun, Inc. *,[1]	2,323,147
		4,300,850
	Retail - Consumer Staples — 0.9%
23,527	Ollie's Bargain Outlet Holdings, Inc. *	1,379,623

	Retail - Discretionary — 1.3%
101,941	Stitch Fix, Inc. - Class A *,[1]	1,962,364

	Semiconductors — 2.7%
15,449	IPG Photonics Corp. *	2,094,884
12,401	Monolithic Power Systems, Inc.	1,929,968
		4,024,852
	Software — 13.5%
12,941	Alteryx, Inc. *,[1]	1,390,252
20,948	Appfolio, Inc. - Class A *,[1]	1,992,993
126,820	Box, Inc. *	2,100,139
52,936	Domo, Inc. *,[1]	845,917
5,784	HubSpot, Inc. *	876,912
8,201	MongoDB, Inc. *,[1]	988,057
24,701	New Relic, Inc. *	1,517,876
8,470	Okta, Inc. *	833,956
23,002	Omnicell, Inc. *,[1]	1,662,355
7,255	Paycom Software, Inc. *	1,519,850
26,427	Pegasystems, Inc.	1,798,357
39,844	SS&C Technologies Holdings, Inc.	2,054,755
9,412	Twilio, Inc. - Class A *	1,034,944

ERShares US Small Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Software (Continued)
11,464	Veeva Systems, Inc. - Class A *	$1,750,438
		20,366,801
	Specialty Finance — 3.5%
11,856	Euronet Worldwide, Inc. *	1,734,533
66,282	Green Dot Corp. - Class A *,[1]	1,673,620
5,888	LendingTree, Inc. *,[1]	1,827,812
		5,235,965
	Technology Services — 2.5%
9,624	EPAM Systems, Inc. *,[1]	1,754,648
41,296	TTEC Holdings, Inc.	1,977,252
		3,731,900
	Telecommunications — 2.1%
37,078	Cogent Communications Holdings, Inc.	2,042,998
8,880	RingCentral, Inc. - Class A *	1,115,861
		3,158,859
	Waste & Environment Services & Equipment — 0.8%
14,934	Clean Harbors, Inc. *	1,152,905
	TOTAL COMMON STOCKS
	(Cost $124,026,379)	143,890,379

	SHORT-TERM INVESTMENTS — 27.9%
1,267,207	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.150%[2,3]	1,267,207
40,072,653	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.160%[2,3]	40,072,653
836,909	Invesco Government & Agency Portfolio - Institutional Class, 2.022%[2,3]	836,909
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $42,176,769)	42,176,769
	TOTAL INVESTMENTS — 123.0%
	(Cost $166,203,148)	186,067,148
	Liabilities in Excess of Other Assets — (23.0)%	(34,750,098)
	TOTAL NET ASSETS — 100.0%	$151,317,050

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $33,059,071.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $33,706,806.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 96.2%

	Aerospace & Defense — 1.5%
9,336	Huntington Ingalls Industries, Inc.	$1,977,271

	Asset Management — 3.1%
4,455	BlackRock, Inc.	1,985,326
77,215	KKR & Co., Inc. - Class A	2,073,223
		4,058,549
	Banking — 1.6%
21,690	First Republic Bank [1]	2,097,423

	Biotechnology & Pharmaceutical — 7.8%
102,270	Exelixis, Inc. *	1,808,645
34,618	Ionis Pharmaceuticals, Inc. *	2,073,964
15,923	Jazz Pharmaceuticals PLC *,[1]	2,040,373
7,074	Regeneron Pharmaceuticals, Inc. *	1,962,328
27,208	United Therapeutics Corp. *	2,169,838
		10,055,148
	Commercial Services — 1.8%
8,858	Cintas Corp.	2,374,830

	Consumer Products — 3.3%
10,424	Constellation Brands, Inc. - Class A	2,160,687
36,355	Monster Beverage Corp. *	2,110,771
		4,271,458
	Gaming, Lodging & Restaurants — 3.5%
2,957	Chipotle Mexican Grill, Inc. *	2,485,270
34,924	Las Vegas Sands Corp.	2,017,210
		4,502,480
	Hardware — 5.3%
21,710	Apple, Inc.	4,862,389
8,451	Arista Networks, Inc. *,[1]	2,019,113
		6,881,502
	Health Care Facilities & Services — 1.8%
15,385	Universal Health Services, Inc. - Class B	2,288,519

	Institutional Financial Services — 3.5%
25,524	Intercontinental Exchange, Inc.	2,355,100
36,052	SEI Investments Co. [1]	2,136,261
		4,491,361

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Iron & Steel — 1.5%
65,464	Steel Dynamics, Inc.	$1,950,827

	Media — 11.1%
4,694	Alphabet, Inc. - Class A *	5,732,031
33,073	Facebook, Inc. - Class A *	5,889,640
10,476	Netflix, Inc. *	2,803,587
		14,425,258
	Medical Equipment & Devices — 3.8%
15,005	Danaher Corp.	2,167,172
5,019	Intuitive Surgical, Inc. *	2,709,909
		4,877,081
	Oil, Gas & Coal — 3.0%
58,496	Continental Resources, Inc. *	1,801,092
102,179	Kinder Morgan, Inc.	2,105,909
		3,907,001
	Real Estate — 1.7%
25,814	Prologis, Inc. - REIT	2,199,869

	Retail - Consumer Staples — 2.8%
24,482	Ollie's Bargain Outlet Holdings, Inc. *	1,435,624
38,516	Walgreens Boots Alliance, Inc.	2,130,320
		3,565,944
	Retail - Discretionary — 6.7%
4,965	Amazon.com, Inc. *	8,618,793

	Semiconductors — 5.5%
14,952	IPG Photonics Corp. *,[1]	2,027,491
22,061	Microchip Technology, Inc.*,[1]	2,049,688
17,620	NVIDIA Corp.	3,067,113
		7,144,292
	Software — 18.9%
26,925	Akamai Technologies, Inc. *	2,460,406
26,156	Fortinet, Inc. *,[1]	2,007,735
35,722	Microsoft Corp.	4,966,430
8,765	Okta, Inc. *	863,002
9,376	Paycom Software, Inc. *	1,964,178
20,165	salesforce.com, Inc. *	2,993,293
37,583	SS&C Technologies Holdings, Inc.	1,938,155
16,690	Synopsys, Inc. *	2,290,703

ERShares US Large Cap Fund
SCHEDULE OF INVESTMENTS - (Continued)
September 30, 2019 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)

	Software (Continued)
8,271	Twilio, Inc. - Class A *	$909,479
13,776	Veeva Systems, Inc. - Class A *	2,103,457
11,302	Workday, Inc. - Class A *,[1]	1,920,888
		24,417,726
	Specialty Finance — 3.2%
8,178	FleetCor Technologies, Inc. *,[1]	2,345,287
29,306	Square, Inc. - Class A *,[1]	1,815,507
		4,160,794
	Technology Services — 1.7%
3,671	CoStar Group, Inc. *	2,177,637

	Telecommunications — 1.7%
17,642	RingCentral, Inc. - Class A *	2,216,894

	Transportation & Logistics — 1.4%
12,188	FedEx Corp.	1,774,207
	TOTAL COMMON STOCKS
	(Cost $92,553,191)	124,434,864

	SHORT-TERM INVESTMENTS — 9.2%
256,834	Blackrock Liquidity Funds FedFund Portfolio – Institutional Class, 2.150%[2,3]	256,834
11,508,087	Fidelity Investments Treasury Only Portfolio – Institutional Class, 2.160%[2,3]	11,508,087
169,623	Invesco Government & Agency Portfolio - Institutional Class, 2.022%[2,3]	169,623
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,934,544)	11,934,544
	TOTAL INVESTMENTS — 105.4%
	(Cost $104,487,735)	136,369,408
	Liabilities in Excess of Other Assets — (5.4)%	(6,965,958)
	TOTAL NET ASSETS — 100.0%	$129,403,450

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $6,713,549.
[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $6,831,615.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

Investment Valuations (Unaudited)
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of September 30, 2019.

ERShares Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$56,287,038	$-	$-	$56,287,038
Short-Term Investments	4,961,549	-	-	4,961,549
Total Investments	$61,248,587	$-	$-	$61,248,587

ERShares US Small Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$143,890,379	$-	$-	$143,890,379
Short-Term Investments	42,176,769	-	-	42,176,769
Total Investments	$186,067,148	$-	$-	$186,067,148

ERShares US Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$124,434,864	$-	$-	$124,434,864
Short-Term Investments	11,934,544	-	-	11,934,544
Total Investments	$136,369,408	$-	$-	$136,369,408

*	For further information regarding security characteristics, please see the Schedule of Investments.

The Funds did not hold any Level 2 or Level 3 investments for the period ended September 30, 2019.

As of June 30, 2019, the cost of investments, gross unrealized appreciation and depreciation of investments for tax purposes are:

	Global Fund	US Small Cap Fund	US Large Cap Fund
Cost of investments	$57,499,857	$146,469,563	$93,726,087
Unrealized appreciation	$10,936,136	$42,538,193	$46,756,620
Unrealized depreciation	(3,594,510)	(10,682,825)	(3,325,782)
Unrealized appreciation/depreciation
on foreign currency	(130)	13	10
Net unrealized appreciation	$7,386,496	$31,855,381	$43,430,848

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

Securities Lending (Unaudited)
The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

At September 30, 2019, the value of securities loaned and cash collateral received are as follows:

	Valuation of Securities Loaned	Cash Collateral Received
Global Fund	$1,586,669	$1,591,501
US Small Cap	33,059,071	33,706,806
US Large Cap	6,713,549	6,831,615

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

ERShares Entrepreneur 30 ETF	September 30, 2019 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	23.5%
Consumer Discretionary	11.3%
Energy	1.8%
Financials	21.3%
Health Care	5.2%
Industrials	3.0%
Technology	33.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of September 30, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments
Shares		Fair Value
Common Stocks — 99.2%
Communications — 23.3%
5,557	Alphabet, Inc., Class A †	$6,785,876
28,402	Facebook, Inc., Class A †	5,057,829
10,742	Netflix, Inc. †	2,874,774
52,997	Twitter, Inc. †	2,183,476
		16,901,955
Consumer Discretionary — 11.2%
3,371	Amazon.com, Inc. †	5,851,753
39,529	Las Vegas Sands Corp.	2,283,195
		8,134,948
Energy — 1.8%
42,922	Continental Resources, Inc. †	1,321,568
Financials — 21.1%
6,223	BlackRock, Inc.	2,773,218
17,079	First Republic Bank	1,651,539
6,758	FleetCor Technologies, Inc. †	1,938,059
28,111	Intercontinental Exchange, Inc.	2,593,802
70,768	KKR & Co., Inc.	1,900,121
32,637	Prologis, Inc.	2,781,325
26,498	Square, Inc., Class A †	1,641,551
		15,279,615
Health Care — 5.2%
7,601	Regeneron Pharmaceuticals, Inc. †	2,108,517
11,123	Universal Health Services, Inc., Class B	1,654,546
		3,763,063
Industrials — 3.0%
14,648	FedEx Corp.	2,132,309
Technology — 33.6%
18,477	Akamai Technologies, Inc. †	1,688,428
3,147	CoStar Group, Inc. †	1,866,800
18,150	Fortinet, Inc. †	1,393,194
20,095	Microchip Technology, Inc.	1,867,026
20,054	NVIDIA Corp.	3,490,800
11,549	Okta, Inc. †	1,137,115
6,335	Paycom Software, Inc. †	1,327,119
22,149	Salesforce.com, Inc. †	3,287,798
27,338	SS&C Technologies Holdings, Inc.	1,409,821
13,129	Synopsys, Inc. †	1,801,955
12,207	Twilio, Inc. †	1,342,282
11,299	Veeva Systems, Inc., Class A †	1,725,244
11,633	Workday, Inc., Class A †	1,977,145
		24,314,727
Total Common Stocks (Cost $63,295,803)		$71,848,185
Total Investments — 99.2%
(Cost $63,295,803)		$71,848,185
Other Assets less Liabilities — 0.8%		554,350

Net Assets — 100.0%		$72,402,535

†	Non-income producing security

ERShares Non-US Small Cap ETF	September 30, 2019 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	11.3%
Consumer Discretionary	30.4%
Consumer Staples	6.0%
Energy	3.3%
Financials	9.1%
Health Care	8.8%
Industrials	10.2%
Materials	2.6%
Technology	18.2%
Rights	0.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of September 30, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments
Shares		Fair Value
Common Stocks — 92.2%
Communications — 10.5%
16,300	Cyberagent, Inc.	$628,321
31,968	GMO Internet, Inc.	553,919
1,397,957	Plan B Media PCL	393,337
48,641	YouGov PLC	320,760
14,500	YY, Inc. ADR †	815,335
		2,711,672
Consumer Discretionary — 28.1%
35,576	Aritzia, Inc. †	450,859
128,500	Best World International, Ltd.	126,441
1,806,000	Bosideng International Holdings, Ltd.	769,097
346,251	Cairn Homes PLC	420,932
4,920	Cimpress NV †	648,653
19,409	Flight Centre Travel Group, Ltd.	623,405
205,681	Harvey Norman Holdings, Ltd.	629,219
8,000	Jins Holdings, Inc.	476,378
64,277	Kogan.com, Ltd.	263,696
64,154	LeoVegas AB	235,300
514,000	Nagacorp, Ltd.	803,937
11,300	Raksul, Inc. †	374,079
19,058	Spin Master Corp. †	582,306
49,000	S-Pool, Inc. †	305,897
236,966	Stagecoach Group PLC	389,854
5,600	Wantedly, Inc. †	161,098
		7,261,151
Consumer Staples — 5.5%
56,000	Ausnutria Dairy Corp., Ltd.	73,110
23,775	Fevertree Drinks PLC	707,208
8,034	Takeaway.com NV †	640,186
		1,420,504
Energy — 3.0%
24,118	Geopark, Ltd. †	444,012
480,000	Tianneng Power International, Ltd.	338,169
		782,181
Financials — 8.4%
1,050,000	China SCE Group Holding, Ltd.	483,889
3,667	Enstar Group, Ltd. †	696,437
37,100	Financial Products Group Co., Ltd.	371,784
6,058	Firstservice Corp.	621,096
		2,173,206
Health Care — 8.1%
441,500	3Sbio, Inc. †	730,113
599,902	China Medical System Holdings, Ltd.	712,539
4,364	GW Pharmaceuticals PLC ADR †	501,991
54,800	Medipharm Labs Corp. †	157,180
		2,101,823
Industrials — 9.4%
5,296	Cargojet, Inc.	376,238
54,207	Globaltrans Investment PLC GDR	466,659
53,742	Homeserve PLC	783,543
10,033	Isra Vision AG	421,019
39,800	Star Bulk Carriers Corp. †	400,786
		2,448,245
Materials — 2.4%
1,158,000	Lee & Man Paper Manufacturing, Ltd.	626,316
Technology — 16.8%
14,514	Audiocodes, Ltd.	274,460
32,329	Blue Prism Group PLC †	377,844
6,000	Cyberark Software, Ltd. †	598,920
3,393	Devoteam SA	283,871
9,497	Elmos Semiconductor AG	251,681
409,962	Hi-P International, Ltd.	335,634
21,939	Materialise NV ADR †	405,433
13,619	Mimecast, Ltd. †	485,790
25,287	Pro Medicus, Ltd.	475,290
15,789	Radware, Ltd. †	383,041
99,384	Technology One, Ltd.	482,217
		4,354,181
Total Common Stocks (Cost $23,228,783)		$23,879,279
Rights — 0.1%
Consumer Discretionary — 0.1%
12,098	Harvey Norman Holdings, Ltd. †	14,657
Total Rights (Cost $0)		$14,657
Total Investments — 92.3%
(Cost $23,228,783)		$23,893,936
Other Assets less Liabilities — 7.7%		1,981,185

Net Assets — 100.0%		$25,875,121

ERShares Non-US Small Cap ETF	September 30, 2019 (Unaudited)

†	Non-income producing security
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PCL — Public Company Limited
PLC — Public Limited Company

Schedule of Investments Country of Risk Table

	Value	Percentage of Fair Value
Australia	$2,488,484	10.4%
Belgium	405,433	1.7
Bermuda	696,437	2.9
Cambodia	803,937	3.4
Canada	2,187,679	9.2
Chile	444,012	1.9
China	3,080,045	12.9
France	283,871	1.2
Germany	672,700	2.8
Greece	400,786	1.7
Hong Kong	1,468,523	6.1
Ireland	420,932	1.8
Israel	1,256,421	5.3
Japan	2,871,476	12.0
Netherlands	1,288,839	5.4
Russian Federation	466,659	1.9
Singapore	462,075	1.9
Sweden	235,300	1.0
Thailand	393,337	1.6
United Kingdom	3,081,200	12.9
United States	485,790	2.0
Total	$23,893,936	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        EntrepreneurShares Series Trust

By (Signature and Title)      /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date     November 22, 2019

By (Signature and Title)*     /s/Alissa Shulman
Alissa Shulman, Treasurer

Date     November 22, 2019

* Print the name and title of each signing officer under his or her signature.